ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS	12 Months Ended
Dec. 31, 2019
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS

5. ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS

	December 31,	December 31,
	2018	2019
	RMB	RMB
Advance to consumers on behalf of financing partners	521,908	2,135

The Group facilitated loans extended by third-party financing partners to consumers through their online platform before the fourth quarter of 2019. The third-party financing partners provided all the funds for the consumer loans, while the Group provided services to facilitate such financing transactions. Pursuant to the cooperation agreements entered into with third-party financing partners, for the purpose of registering the collateral over the car purchased by consumers with relevant government authorities, the Group advanced the funds needed to purchase the car to the consumer on financing partners' behalf to the applicable car dealers directly. The third-party financing partners paid the corresponding amounts to the Group as agreed in the corporation agreements. Since the fourth quarter of 2019, the Company ceased to provide loan facilitation related services and no longer advanced funds to consumers on behalf of financing partners.

The balance of RMB2.1million as of December 31, 2019 have been subsequently paid by financing partners.